Goodwill	3 Months Ended
Mar. 31, 2023
Goodwill [Abstract]
Goodwill

4. Goodwill

As a result of our change in segments during the year ended December 31, 2022, the prior period goodwill balances have been recast to reflect this change (See Note 1). Changes in the carrying amount of goodwill are as follows:

	Merchant Solutions	Digital Wallets	Total
Balance as of December 31, 2022	$637,446	$1,361,686	$1,999,132
Foreign exchange	—	9,994	9,994
Balance as of March 31, 2023	$637,446	$1,371,680	$2,009,126

	Merchant Solutions	Digital Wallets	Total
Balance as of December 31, 2021	$1,796,591	$1,853,446	$3,650,037
Additions during the period (1)	—	284,239	284,239
Purchase price accounting adjustments (2)	-	(1,687)	(1,687)
Impairment	(763,190)	(442,541)	(1,205,731)
Foreign exchange	-	(14,049)	(14,049)
Balance as of March 31, 2022	$1,033,401	$1,679,408	$2,712,809

(1)
Additions to goodwill within the Digital Wallet segment related to the acquisition of SafetyPay.
(2)
Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to March 31, 2022.

The Company performs its annual goodwill impairment test for all reporting units as of October 1st, or when events and circumstances have occurred that would indicate the carrying amount of goodwill exceeds its fair value. No such events and circumstances were identified during the three months ended March 31, 2023.

In the prior year, due to a sustained decline in stock price and market capitalization, as well as market and macroeconomic conditions, we concluded that an impairment indicator for goodwill was present in both segments as of March 31, 2022. Based on the goodwill impairment test performed, the Company recognized a goodwill impairment of $763,190 and $442,541 in the Merchant Solutions and Digital Wallets segments, respectively.

Accumulated impairment of goodwill as of both March 31, 2023 and December 31, 2022 was $1,882,187. Failure to achieve future cash flows or further decline in the stock price may cause a future impairment of goodwill at the reporting unit level. There have been no other events or changes in circumstances subsequent to the testing date that would indicate further impairment of these reporting units.